UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2025

Date of reporting period: June 30, 2025

Item 1. Report to Stockholders.

(a)

EA Bridgeway Blue Chip ETF Ticker: BBLU Listed on: NYSE Arca, Inc.	June 30, 2025 Annual Shareholder Report https://bridgewayetfs.com/bblu/

This annual shareholder report contains important information about the EA Bridgeway Blue Chip ETF (the “Fund”) for the period of July 1, 2024 to June 30, 2025 (the “Period”). You can find additional information about the Fund at https://bridgewayetfs.com/bblu/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$16	0.15%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Five Year	Ten Year
EA Bridgeway Blue Chip ETF - NAV	15.47%	17.85%	14.08%
S&P 500 Index	15.16%	16.64%	13.65%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund converted from a mutual fund to an ETF on October 14, 2022. The Fund has adopted the mutual fund’s prior performance for the periods before the conversion. Visit https://bridgewayetfs.com/bblu/ for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

The Fund returned 15.47% (NAV) for the Period vs 15.16% for the S&P 500 Index. During the Period, markets responded positively to strong corporate earnings and overcame tariff uncertainty.

The Fund’s focus on mega-cap stocks contributed positively to returns, as the largest stocks in the benchmark generally outperformed its smaller constituents. The Fund’s roughly equal weight portfolio design also helped by creating overweightings in some of the smaller stocks in the mega-cap category that performed well during the Period.

Annual Shareholder Report: June 30, 2025

EA Bridgeway Blue Chip ETF Ticker: BBLU Listed on: NYSE Arca, Inc.	June 30, 2025 Annual Shareholder Report https://bridgewayetfs.com/bblu/

KEY FUND STATISTICS (as of Period End)
Net Assets	$276,626,877	Portfolio Turnover Rate*	28%
# of Portfolio Holdings	38	Advisory Fees Paid	$337,779
*Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	28.1%
Financials	18.2%
Communication Services	13.8%
Health Care	12.8%
Consumer Staples	9.8%
Consumer Discretionary	9.7%
Energy	4.8%
Industrials	2.4%
Cash and Cash Equivalents	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
Meta Platforms, Inc. - Class A	4.7%
Broadcom, Inc.	4.6%
NVIDIA Corp.	4.4%
JPMorgan Chase & Co.	4.4%
Microsoft Corp.	3.9%
Visa, Inc. - Class A	3.8%
Oracle Corp.	3.6%
Wells Fargo & Co.	3.2%
Eli Lilly & Co.	3.1%
Apple, Inc.	2.9%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://bridgewayetfs.com/bblu/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: June 30, 2025

EA Bridgeway Omni Small-Cap Value ETF Ticker: BSVO Listed on: The Nasdaq Stock Market LLC	June 30, 2025 Annual Shareholder Report https://bridgewayetfs.com/bsvo/

This annual shareholder report contains important information about the EA Bridgeway Omni Small-Cap Value ETF (the “Fund”) for the period of July 1, 2024 to June 30, 2025 (the “Period”). You can find additional information about the Fund at https://bridgewayetfs.com/bsvo/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$45	0.45%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Five Year	Ten Year
EA Bridgeway Omni Small Cap Value ETF - NAV	1.39%	17.45%	7.14%
Russell 2000 Value Benchmark Total Return	5.54%	12.47%	6.72%
Russell 3000 Total Return	15.30%	15.96%	12.96%
The Russell 3000 Index is provided as a broad measure of market performance. The Russell 2000 Value Index is provided as a measure of the Fund’s investment strategy and universe.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares. The Fund converted from a mutual fund to an ETF on March 10, 2023. The Fund has adopted the mutual fund’s prior performance for the periods before the conversion. Visit https://bridgewayetfs.com/bsvo/ for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund returned 1.39% (NAV) for the Period vs 15.30% for the Russell 3000 Index and 5.54% for the Russell 2000 Value Index. During the Period, markets responded positively to strong corporate earnings and overcame tariff uncertainty.

The Fund’s tilt towards smaller stocks contributed negatively to returns relative to the Russell 3000 Index. The Fund’s tilt toward deeper value stocks across multiple valuation metrics contributed negatively to returns relative to the Russell 2000 Value Index during the Period.

Annual Shareholder Report: June 30, 2025

EA Bridgeway Omni Small-Cap Value ETF Ticker: BSVO Listed on: The Nasdaq Stock Market LLC	June 30, 2025 Annual Shareholder Report https://bridgewayetfs.com/bsvo/

KEY FUND STATISTICS (as of Period End)
Net Assets	$1,464,941,079	Portfolio Turnover Rate*	17%
# of Portfolio Holdings	613	Advisory Fees Paid	$6,500,069
*Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Financials	33.3%
Industrials	15.6%
Consumer Discretionary	13.9%
Energy	12.8%
Materials	5.8%
Communication Services	5.3%
Consumer Staples	5.1%
Health Care	4.2%
Information Technology	3.3%
Real Estate	0.4%
Cash and Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Dana, Inc.	0.9%
Telephone and Data Systems, Inc.	0.8%
Tutor Perini Corp.	0.8%
Penn Entertainment, Inc.	0.8%
SiriusPoint Ltd.	0.8%
Visteon Corp.	0.8%
Tegna, Inc.	0.7%
Marriott Vacations Worldwide Corp.	0.7%
Premier, Inc. - Class A	0.7%
Warrior Met Coal, Inc.	0.7%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://bridgewayetfs.com/bsvo/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: June 30, 2025

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	BBLU		BSVO
	FYE 06/30/2025	FYE 06/30/2024	FYE 06/30/2025	FYE 06/30/2024
(a) Audit Fees	$8,750	$8,750	$8,750	$8,750
(b) Audit-Related Fees	N/A	N/A	N/A	N/A
(c) Tax Fees	$2,250	$2,250	$2,250	$2,250
(d) All Other Fees	N/A	N/A	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the fees billed by any Fund's principal accountant were applicable to non-audit services pursuant to a waiver of the pre-approval requirement.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) None of the fees billed by any Fund's principal accountant were applicable to non-audit services billed or expected to be billed to any Fund’s investment adviser.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction..

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.
(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

Item 6. Investments.

(a)

EA BRIDGEWAY BLUE CHIP ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

COMMON STOCKS - 99.6%	Shares	Value
Communication Services - 13.8%
Integrated Telecommunication Services - 2.5%
Verizon Communications, Inc.	157,723	$6,824,674

Interactive Media & Services - 6.4%
Alphabet, Inc. - Class A	18,990	3,346,608
Alphabet, Inc. - Class C	18,915	3,355,332
Meta Platforms, Inc. - Class A	14,827	10,943,660
		17,645,600
Movies & Entertainment - 4.9%
Netflix, Inc. (a)	5,064	6,781,354
Walt Disney Co.	54,498	6,758,297
		13,539,651
Total Communication Services		38,009,925

Consumer Discretionary - 9.7%
Automobile Manufacturers - 2.4%
Tesla, Inc. (a)	20,884	6,634,012

Broadline Retail - 2.4%
Amazon.com, Inc. (a)	30,393	6,667,920

Home Improvement Retail - 2.5%
Home Depot, Inc.	18,414	6,751,309

Restaurants - 2.4%
McDonald's Corp.	23,094	6,747,374
Total Consumer Discretionary		26,800,615

Consumer Staples - 9.8%
Consumer Staples Merchandise Retail - 4.9%
Costco Wholesale Corp.	6,842	6,773,170
Walmart, Inc.	69,794	6,824,457
		13,597,627
Household Products - 2.4%
Procter & Gamble Co.	42,333	6,744,494

Soft Drinks & Non-alcoholic Beverages - 2.5%
Coca-Cola Co.	95,659	6,767,874
Total Consumer Staples		27,109,995

The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY BLUE CHIP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Energy - 4.8%
Integrated Oil & Gas - 4.8%
Chevron Corp.	46,749	$6,693,989
Exxon Mobil Corp.	61,914	6,674,329
Total Energy		13,368,318

Financials - 18.2%
Diversified Banks - 9.6%
Bank of America Corp.	141,524	6,696,916
JPMorgan Chase & Co.	37,803	10,959,468
Wells Fargo & Co.	110,613	8,862,313
		26,518,697
Multi-Sector Holdings - 2.4%
Berkshire Hathaway, Inc. - Class B (a)	13,850	6,727,914

Transaction & Payment Processing Services - 6.2%
Mastercard, Inc. - Class A	12,144	6,824,199
Visa, Inc. - Class A	28,951	10,279,053
		17,103,252
Total Financials		50,349,863

Health Care - 12.8%
Biotechnology - 2.4%
AbbVie, Inc.	36,224	6,723,899

Managed Health Care - 2.5%
UnitedHealth Group, Inc.	21,805	6,802,506

Pharmaceuticals - 7.9%
Eli Lilly & Co.	10,844	8,453,223
Johnson & Johnson	44,271	6,762,395
Merck & Co., Inc.	85,311	6,753,219
		21,968,837
Total Health Care		35,495,242

Industrials - 2.4%
Aerospace & Defense - 2.4%
RTX Corp.	46,140	6,737,363

Information Technology - 28.1%(b)
Application Software - 2.4%
Palantir Technologies, Inc. - Class A (a)	49,002	6,679,953

The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY BLUE CHIP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Communications Equipment - 2.4%
Cisco Systems, Inc.	97,102	$6,736,937

IT Consulting & Other Services - 2.5%
International Business Machines Corp.	23,035	6,790,257

Semiconductors - 10.4%
Advanced Micro Devices, Inc. (a)	47,074	6,679,801
Broadcom, Inc.	40,053	11,040,609
NVIDIA Corp.	69,867	11,038,287
		28,758,697
Systems Software - 7.4%
Microsoft Corp.	21,551	10,719,683
Oracle Corp.	45,132	9,867,209
		20,586,892
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	39,912	8,188,745
Total Information Technology		77,741,481
TOTAL COMMON STOCKS (Cost $197,505,672)		275,612,802

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.25% (c)	420,396	420,396
TOTAL SHORT-TERM INVESTMENTS (Cost $420,396)		420,396

TOTAL INVESTMENTS - 99.8% (Cost $197,926,068)		$276,033,198
Other Assets in Excess of Liabilities - 0.2%		593,679
TOTAL NET ASSETS - 100.0%		$276,626,877

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

COMMON STOCKS - 99.7%	Shares	Value
Communication Services - 5.3%
Advertising - 0.2%
Advantage Solutions, Inc. (a)	1,738,264	$2,294,508
comScore, Inc. (a)	8,947	43,125
Entravision Communications Corp. - Class A	479,619	1,112,716
Fluent, Inc. (a)	52,920	105,840
Thryv Holdings, Inc. (a)	6,199	75,380
		3,631,569
Alternative Carriers - 0.6%
Bandwidth, Inc. - Class A (a)	86,201	1,370,596
Liberty Latin America Ltd. - Class A (a)	235,381	1,435,824
Liberty Latin America Ltd. - Class C (a)	871,800	5,422,596
		8,229,016
Broadcasting - 1.2%
AMC Networks, Inc. - Class A (a)	212,467	1,332,168
Cumulus Media, Inc. - Class A (a)	17,280	2,105
EW Scripps Co. - Class A (a)	340,654	1,001,523
Gray Media, Inc.	484,225	2,193,539
Saga Communications, Inc. - Class A	30,857	401,141
Salem Media Group, Inc. (a)	63,452	53,947
Sinclair, Inc.	63,669	879,906
Tegna, Inc.	642,774	10,772,892
Townsquare Media, Inc. - Class A	23,772	188,036
Urban One, Inc. (a)	150,604	95,031
		16,920,288
Cable & Satellite - 0.2%
Cable One, Inc.	20,504	2,784,649
WideOpenWest, Inc. (a)	105,470	428,208
		3,212,857
Integrated Telecommunication Services - 0.2%
ATN International, Inc.	89,728	1,458,080
Shenandoah Telecommunications Co.	115,222	1,573,933
		3,032,013
Interactive Media & Services - 1.0%
Angi, Inc. (a)	101,661	1,551,347
Cars.com, Inc. (a)	153,629	1,820,503
DHI Group, Inc. (a)	49,023	145,598
Taboola.com Ltd. (a)	1,253,648	4,588,352
Teads Holding Co. (a)	241,281	598,377
Ziff Davis, Inc. (a)	178,100	5,391,087
		14,095,264
Movies & Entertainment - 0.7%
Marcus Corp.	180,695	3,046,518
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Movies & Entertainment - 0.7% (Continued)
Sphere Entertainment Co. (a)	184,324	$7,704,743
		10,751,261
Publishing - 0.3%
Gannett Co., Inc. (a)	210,262	752,738
Scholastic Corp.	168,628	3,537,815
		4,290,553
Wireless Telecommunication Services - 0.9%
Telephone and Data Systems, Inc.	333,810	11,876,960
United States Cellular Corp. (a)	10,356	662,473
		12,539,433
Total Communication Services		76,702,254

Consumer Discretionary - 13.9%
Apparel Retail - 1.0%
Abercrombie & Fitch Co. - Class A (a)	18,774	1,555,426
Caleres, Inc.	169,684	2,073,539
Cato Corp. - Class A	49,755	139,812
Citi Trends, Inc. (a)	20,414	681,623
Designer Brands, Inc. - Class A (b)	340,492	810,371
Destination XL Group, Inc. (a)	83,201	92,353
Duluth Holdings, Inc. - Class B (a)	105,092	220,693
Genesco, Inc. (a)	68,682	1,352,349
Guess?, Inc. (b)	279,293	3,376,652
Lands' End, Inc. (a)	77,212	826,941
Shoe Carnival, Inc.	143,887	2,692,126
Tilly's, Inc. - Class A (a)(b)	44,659	61,629
Zumiez, Inc. (a)	65,078	862,934
		14,746,448
Apparel, Accessories & Luxury Goods - 0.6%
Delta Apparel, Inc. (a)(c)	39,670	4
Fossil Group, Inc. (a)	91,082	134,801
G-III Apparel Group Ltd. (a)	237,277	5,315,005
Jerash Holdings US, Inc.	700	2,289
Lakeland Industries, Inc.	6,167	83,933
Movado Group, Inc.	115,104	1,755,336
Superior Group of Cos., Inc.	93,512	963,173
Vera Bradley, Inc. (a)	171,238	378,436
Vince Holding Corp. (a)	3,993	5,750
		8,638,727
Automobile Manufacturers - 0.3%
Winnebago Industries, Inc.	135,194	3,920,626
		$–
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Automotive Parts & Equipment - 3.9%
Adient PLC (a)	333,856	$6,496,838
American Axle & Manufacturing Holdings, Inc. (a)	591,866	2,414,813
China Automotive Systems, Inc.	164,805	672,404
Dana, Inc.	737,345	12,645,467
Holley, Inc. (a)	311,101	622,202
Kandi Technologies Group, Inc. (a)	98,730	109,590
LCI Industries	102,609	9,356,915
Motorcar Parts of America, Inc. (a)	40,992	459,111
Phinia, Inc.	182,424	8,116,044
Standard Motor Products, Inc.	117,938	3,623,055
Strattec Security Corp. (a)	18,801	1,169,610
Visteon Corp. (a)	118,939	11,097,009
		56,783,058
Automotive Retail - 0.9%
Advance Auto Parts, Inc.	201,518	9,368,572
Arko Corp.	371,398	1,571,013
CarParts.com, Inc. (a)	64,456	47,704
Monro, Inc.	152,196	2,269,242
OneWater Marine, Inc. - Class A (a)	25,758	344,900
		13,601,431
Broadline Retail - 0.3%
Kohl's Corp. (b)	446,425	3,785,684
QVC Group, Inc. (a)	11,081	30,473
		3,816,157
Casinos & Gaming - 0.8%
Century Casinos, Inc. (a)	43,649	92,318
Penn Entertainment, Inc. (a)	625,080	11,170,179
		11,262,497
Consumer Electronics - 0.0%(d)
Koss Corp. (a)	6,323	32,247
Universal Electronics, Inc. (a)	52,959	350,589
		382,836
Distributors - 0.6%
Alliance Entertainment Holding Corp. (a)	99,875	376,529
A-Mark Precious Metals, Inc.	104,732	2,322,956
AMCON Distributing Co.	2,811	309,491
GigaCloud Technology, Inc. - Class A (a)	201,956	3,994,689
Weyco Group, Inc.	47,361	1,570,491
		8,574,156
Education Services - 0.2%
American Public Education, Inc. (a)	101,720	3,098,391
Chegg, Inc. (a)	461,548	558,473
		3,656,864

The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Footwear - 0.1%
Rocky Brands, Inc.	36,633	$812,886
		$–
Home Furnishings - 0.2%
Bassett Furniture Industries, Inc.	31,392	477,158
Flexsteel Industries, Inc.	27,047	974,504
Hooker Furnishings Corp.	58,562	619,586
Live Ventures, Inc. (a)	19,130	332,479
Lovesac Co. (a)	61,276	1,115,223
		3,518,950
Home Improvement Retail - 0.0%(d)
GrowGeneration Corp. (a)	18,497	17,297
		$–
Homebuilding - 0.7%
Beazer Homes USA, Inc. (a)	21,477	480,440
Century Communities, Inc.	110,458	6,220,995
Hovnanian Enterprises, Inc. - Class A (a)	32,254	3,372,156
Legacy Housing Corp. (a)	6,022	136,458
		10,210,049
Homefurnishing Retail - 0.1%
Haverty Furniture Cos., Inc.	101,002	2,055,391

Hotels, Resorts & Cruise Lines - 0.8%
Marriott Vacations Worldwide Corp.	142,598	10,311,261
Target Hospitality Corp. (a)	110,179	784,475
		11,095,736
Household Appliances - 0.1%
Hamilton Beach Brands Holding Co. - Class A	51,800	926,702
Traeger, Inc. (a)	184,447	315,404
		1,242,106
Housewares & Specialties - 0.5%
Lifetime Brands, Inc.	115,308	588,071
Newell Brands, Inc.	1,368,017	7,387,292
		7,975,363
Leisure Products - 0.9%
American Outdoor Brands, Inc. (a)	27,579	288,200
Clarus Corp.	27,117	94,096
Funko, Inc. - Class A (a)	162,584	773,900
JAKKS Pacific, Inc.	67,112	1,394,587
Johnson Outdoors, Inc. - Class A	22,723	687,825
Latham Group, Inc. (a)	445,196	2,840,350
MasterCraft Boat Holdings, Inc. (a)	95,982	1,783,346
Outdoor Holding Co. (a)	697,424	892,703
Smith & Wesson Brands, Inc.	25,516	221,479
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Leisure Products - 0.9% (Continued)
Solo Brands, Inc. - Class A (a)	351,926	$105,578
Topgolf Callaway Brands Corp. (a)	487,162	3,921,654
		13,003,718
Other Specialty Retail - 1.5%
1-800-Flowers.com, Inc. - Class A (a)(b)	401,979	1,977,737
Big 5 Sporting Goods Corp. (a)	84,551	120,063
MarineMax, Inc. (a)	75,231	1,891,307
ODP Corp. (a)	208,841	3,786,287
Petco Health & Wellness Co., Inc. (a)	1,443,871	4,086,155
PetMed Express, Inc. (a)	20,000	66,400
Sally Beauty Holdings, Inc. (a)	373,981	3,463,064
Signet Jewelers Ltd.	79,203	6,300,599
Sportsman's Warehouse Holdings, Inc. (a)	151,647	523,182
		22,214,794
Restaurants - 0.4%
Ark Restaurants Corp. (a)	22,293	203,424
Biglari Holdings, Inc. - Class B (a)	10,078	2,944,892
El Pollo Loco Holdings, Inc. (a)	206,949	2,278,508
Flanigan's Enterprises, Inc.	14,955	519,238
Good Times Restaurants, Inc. (a)	47,813	85,585
		6,031,647
Textiles - 0.0%(d)
Crown Crafts, Inc.	48,582	139,431
Unifi, Inc. (a)	38,415	200,526
		339,957
Total Consumer Discretionary		203,900,694

Consumer Staples - 5.1%
Agricultural Products & Services - 0.6%
Alico, Inc.	16,610	542,815
Fresh Del Monte Produce, Inc.	272,845	8,845,635
		9,388,450
Food Distributors - 0.9%
Andersons, Inc.	146,879	5,397,803
HF Foods Group, Inc. (a)	66,992	213,035
United Natural Foods, Inc. (a)	303,248	7,068,711
		12,679,549
Food Retail - 0.9%
Ingles Markets, Inc. - Class A	62,160	3,939,700
Village Super Market, Inc. - Class A	69,232	2,665,432
Weis Markets, Inc.	96,812	7,017,902
		13,623,034

The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Household Products - 1.0%
Central Garden & Pet Co. (a)	56,561	$1,989,816
Central Garden & Pet Co. - Class A (a)	264,108	8,263,939
Spectrum Brands Holdings, Inc.	81,452	4,316,956
		14,570,711
Packaged Foods & Meats - 1.0%
B&G Foods, Inc.	383,278	1,621,266
Coffee Holding Co., Inc. (a)	25,758	111,532
Dole PLC	507,620	7,101,604
Hain Celestial Group, Inc. (a)	115,922	176,201
Seneca Foods Corp. - Class A (a)	24,504	2,485,441
TreeHouse Foods, Inc. (a)	195,715	3,800,785
		15,296,829
Personal Care Products - 0.7%
Edgewell Personal Care Co.	217,067	5,081,538
Lifevantage Corp.	23,428	306,438
Mannatech, Inc. (a)	5,566	52,042
Medifast, Inc. (a)	36,044	506,418
Natural Alternatives International, Inc. (a)	23,868	78,287
Nature's Sunshine Products, Inc. (a)	7,486	110,718
Nu Skin Enterprises, Inc. - Class A	100,124	799,991
Olaplex Holdings, Inc. (a)	1,200,139	1,680,195
USANA Health Sciences, Inc. (a)	27,867	850,780
		9,466,407
Total Consumer Staples		75,024,980

Energy - 12.8%
Coal & Consumable Fuels - 0.7%
Core Natural Resources, Inc.	1,449	101,053
Hallador Energy Co. (a)	251,010	3,973,489
NACCO Industries, Inc. - Class A	41,075	1,820,033
Peabody Energy Corp.	315,481	4,233,755
		10,128,330
Oil & Gas Drilling - 0.8%
Helmerich & Payne, Inc.	347,246	5,264,249
Seadrill Ltd. (a)	251,695	6,606,994
		11,871,243
Oil & Gas Equipment & Services - 3.3%
Bristow Group, Inc. (a)	127,942	4,218,248
DMC Global, Inc. (a)	109,118	879,491
Energy Services of America Corp.	31,533	313,438
Forum Energy Technologies, Inc. (a)	25,383	494,207
Geospace Technologies Corp. (a)	57,062	813,704
Gulf Island Fabrication, Inc. (a)	30,401	202,167
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Oil & Gas Equipment & Services - 3.3% (Continued)
Helix Energy Solutions Group, Inc. (a)	654,043	$4,081,228
Innovex International, Inc. (a)	229,378	3,582,884
Liberty Energy, Inc.	466,150	5,351,402
Mammoth Energy Services, Inc. (a)	174,454	488,471
National Energy Services Reunited Corp. (a)(b)	169,194	1,018,548
Natural Gas Services Group, Inc. (a)	101,809	2,627,690
NCS Multistage Holdings, Inc. (a)	21,725	641,539
Oil States International, Inc. (a)	431,925	2,315,118
ProFrac Holding Corp. - Class A (a)(b)	627,062	4,866,001
ProPetro Holding Corp. (a)	581,018	3,468,678
Ranger Energy Services, Inc. - Class A	151,015	1,803,119
RPC, Inc.	967,058	4,574,184
SEACOR Marine Holdings, Inc. (a)	42,540	216,954
Select Water Solutions, Inc.	666,767	5,760,867
Smart Sand, Inc.	175,870	353,499
TETRA Technologies, Inc. (a)	153,349	515,253
		48,586,690
Oil & Gas Exploration & Production - 2.5%
Amplify Energy Corp. (a)	182,903	585,290
Barnwell Industries, Inc. (a)	49,944	56,437
Berry Corp.	464,963	1,287,948
Crescent Energy Co. - Class A	1,047,649	9,009,781
Diversified Energy Co. PLC	287,236	4,213,752
Epsilon Energy Ltd.	107,725	795,010
Gran Tierra Energy, Inc. (a)	247,354	1,179,879
HighPeak Energy, Inc. (b)	183,035	1,793,743
Kolibri Global Energy, Inc. (a)(b)	26,771	183,381
PEDEVCO Corp. (a)	61,091	39,972
PrimeEnergy Resources Corp. (a)	9,409	1,377,289
Riley Exploration Permian, Inc.	31,053	814,520
Ring Energy, Inc. (a)	851,065	675,746
SandRidge Energy, Inc.	123,724	1,338,694
Talos Energy, Inc. (a)	907,451	7,695,184
US Energy Corp. (a)(b)	21,848	30,587
VAALCO Energy, Inc.	618,352	2,232,251
Vital Energy, Inc. (a)	209,046	3,363,550
		36,673,014
Oil & Gas Refining & Marketing - 2.1%
Clean Energy Fuels Corp. (a)	566,587	1,104,845
Delek US Holdings, Inc.	347,780	7,365,980
FutureFuel Corp.	265,797	1,031,292
Par Pacific Holdings, Inc. (a)	325,394	8,632,703
REX American Resources Corp. (a)	80,264	3,909,660
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Oil & Gas Refining & Marketing - 2.1% (Continued)
World Kinect Corp.	321,385	$9,111,265
		31,155,745
Oil & Gas Storage & Transportation - 3.4%
Ardmore Shipping Corp.	244,701	2,349,129
DHT Holdings, Inc.	595,452	6,436,836
Dorian LPG Ltd.	243,049	5,925,535
Golar LNG Ltd.	3,083	126,989
International Seaways, Inc.	222,033	8,099,764
Nordic American Tankers Ltd.	643,265	1,691,787
Scorpio Tankers, Inc.	173,852	6,802,829
SFL Corp. Ltd.	643,453	5,359,963
Summit Midstream Corp. (a)	65,314	1,602,152
Teekay Corp. Ltd.	568,987	4,694,143
Teekay Tankers Ltd.	143,519	5,987,613
		49,076,740
Total Energy		187,491,762

Financials - 33.3%(e)
Asset Management & Custody Banks - 0.1%
Great Elm Group, Inc. (a)	2,448	5,165
Hennessy Advisors, Inc.	10,060	126,756
US Global Investors, Inc. - Class A	33,656	86,833
Westwood Holdings Group, Inc.	31,168	486,221
		704,975
Commercial & Residential Mortgage Finance - 1.1%
Federal Agricultural Mortgage Corp. - Class C	34,958	6,791,640
Guild Holdings Co. - Class A	246,717	4,877,595
loanDepot, Inc. - Class A (a)	64,518	81,938
Onity Group, Inc. (a)	52,652	2,009,727
Security National Financial Corp. - Class A (a)	61,856	609,282
Velocity Financial, Inc. (a)	51,052	946,504
Waterstone Financial, Inc.	91,790	1,267,620
		16,584,306
Consumer Finance - 3.4%
Atlanticus Holdings Corp. (a)	54,940	3,007,965
Bread Financial Holdings, Inc.	151,631	8,661,163
Consumer Portfolio Services, Inc. (a)	151,098	1,485,293
Encore Capital Group, Inc. (a)	92,703	3,588,533
Enova International, Inc. (a)	88,948	9,919,481
EZCORP, Inc. - Class A (a)	344,076	4,775,775
Green Dot Corp. - Class A (a)	207,152	2,233,099
LendingClub Corp. (a)	14,648	176,215
LendingTree, Inc. (a)	11,398	422,524
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Consumer Finance - 3.4% (Continued)
Medallion Financial Corp.	30,534	$290,989
Navient Corp.	423,090	5,965,569
Old Market Capital Corp. (a)	24,894	136,419
Oportun Financial Corp. (a)	136,711	978,851
PROG Holdings, Inc.	111,277	3,265,980
Regional Management Corp.	51,161	1,494,413
World Acceptance Corp. (a)	23,878	3,942,735
		50,345,004
Diversified Banks - 0.5%
Bank of NT Butterfield & Son Ltd.	162,219	7,183,057

Insurance Brokers - 0.0%(d)
Crawford & Co. - Class A	8,684	91,877
Crawford & Co. - Class B	101	1,055
GoHealth, Inc. (a)	27,066	150,216
		243,148
Investment Banking & Brokerage - 0.1%
Oppenheimer Holdings, Inc. - Class A	16,483	1,084,087

Life & Health Insurance - 0.0%(d)
Citizens, Inc. (a)(b)	172,602	602,381
		$–
Multi-line Insurance - 0.5%
Atlantic American Corp.	1,204	2,565
Horace Mann Educators Corp.	178,431	7,667,180
		7,669,745
Property & Casualty Insurance - 2.2%
Ambac Financial Group, Inc. (a)	207,249	1,471,468
Donegal Group, Inc. - Class A	90,216	1,806,576
Fidelis Insurance Holdings Ltd.	443,779	7,357,856
Hamilton Insurance Group Ltd. - Class B (a)	401,549	8,681,489
Heritage Insurance Holdings, Inc. (a)	130,957	3,266,068
Mercury General Corp.	9,962	670,841
NI Holdings, Inc. (a)	23,753	302,613
Tiptree, Inc.	118,512	2,794,513
United Fire Group, Inc.	95,009	2,726,758
Universal Insurance Holdings, Inc.	103,674	2,874,880
		31,953,062
Regional Banks - 23.6%
1st Source Corp.	80,808	5,015,753
ACNB Corp.	49,111	2,103,915
Amalgamated Financial Corp.	104,505	3,260,556
Amerant Bancorp, Inc.	90,146	1,643,362
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Regional Banks - 23.6% (Continued)
AmeriServ Financial, Inc.	102,806	$312,530
Ames National Corp.	9,265	165,010
Auburn National BanCorp, Inc.	12,693	328,749
Bank of Marin Bancorp	28,096	641,713
Bank of the James Financial Group, Inc.	22,370	314,746
BankUnited, Inc.	249,147	8,867,142
Bankwell Financial Group, Inc.	22,077	795,434
Banner Corp.	103,296	6,626,438
Bar Harbor Bankshares	54,262	1,625,689
BayCom Corp.	40,758	1,129,404
BCB Bancorp, Inc.	55,392	466,401
Berkshire Hills Bancorp, Inc.	154,845	3,877,319
Blue Ridge Bankshares, Inc. (a)	38,639	138,714
Bridgewater Bancshares, Inc. (a)	20,740	329,973
Brookline Bancorp, Inc.	255,468	2,695,187
Business First Bancshares, Inc.	93,781	2,311,702
Byline Bancorp, Inc.	167,496	4,477,168
C&F Financial Corp.	16,562	1,022,372
California BanCorp (a)	12,410	195,582
Camden National Corp.	47,190	1,914,970
Capital Bancorp, Inc.	85,777	2,880,392
Capital City Bank Group, Inc.	30,719	1,208,793
Carter Bankshares, Inc. (a)	99,628	1,727,549
CB Financial Services, Inc. (b)	34,537	984,304
Central Pacific Financial Corp.	100,203	2,808,690
CF Bankshares, Inc.	3,297	79,029
Chemung Financial Corp.	24,244	1,175,107
ChoiceOne Financial Services, Inc.	33,721	967,793
Citizens & Northern Corp.	12,998	246,182
Citizens Community Bancorp, Inc.	61,071	842,780
Citizens Financial Services, Inc.	1,476	86,648
Citizens Holding Co.	4,256	35,963
Civista Bancshares, Inc.	70,751	1,641,423
CNB Financial Corp.	85,306	1,950,095
Coastal Financial Corp. (a)	13,511	1,308,811
Colony Bankcorp, Inc.	52,797	869,567
Community Trust Bancorp, Inc.	64,636	3,420,537
ConnectOne Bancorp, Inc.	181,946	4,213,869
Customers Bancorp, Inc. (a)	90,662	5,325,486
Dime Community Bancshares, Inc.	135,054	3,638,355
Eagle Bancorp Montana, Inc.	27,317	455,374
Eagle Bancorp, Inc.	99,932	1,946,675
Enterprise Bancorp, Inc.	54,090	2,144,128
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Regional Banks - 23.6% (Continued)
Enterprise Financial Services Corp.	125,814	$6,932,351
Equity Bancshares, Inc. - Class A	65,564	2,675,011
ESSA Bancorp, Inc.	49,495	960,203
Farmers & Merchants Bancorp, Inc./Archbold OH	4,527	114,443
Farmers National Banc Corp.	41,856	577,194
Financial Institutions, Inc.	74,892	1,923,227
Finwise Bancorp (a)	26,506	397,855
First Bancorp, Inc.	7,381	187,551
First Bank	100,292	1,551,517
First Busey Corp.	293,514	6,717,068
First Business Financial Services, Inc.	36,505	1,849,343
First Capital, Inc.	17,142	707,793
First Community Corp.	11,079	270,106
First Financial Bancorp	318,626	7,729,867
First Financial Corp.	42,928	2,326,268
First Guaranty Bancshares, Inc.	47,326	389,020
First Internet Bancorp	13,733	369,418
First Merchants Corp.	221,523	8,484,331
First Mid Bancshares, Inc.	79,130	2,966,584
First National Corp. (b)	16,238	316,154
First Northwest Bancorp	18,104	139,401
First Savings Financial Group, Inc.	32,948	825,018
First United Corp.	29,010	899,600
First US Bancshares, Inc.	7,572	97,679
First Western Financial, Inc. (a)	27,051	610,271
Firstsun Capital Bancorp (a)	79,466	2,761,443
Flushing Financial Corp.	113,024	1,342,725
Franklin Financial Services Corp. (b)	34,015	1,177,769
FS Bancorp, Inc.	40,910	1,611,036
FVCBankcorp, Inc. (a)	67,300	794,140
Great Southern Bancorp, Inc.	14,951	878,820
Guaranty Bancshares, Inc.	17,758	753,649
Hanmi Financial Corp.	119,743	2,955,257
Hawthorn Bancshares, Inc.	30,968	902,407
Heritage Commerce Corp.	188,467	1,871,477
Heritage Financial Corp.	127,629	3,042,675
Hilltop Holdings, Inc.	213,246	6,472,016
Home Bancorp, Inc.	36,938	1,912,650
HomeTrust Bancshares, Inc.	7,508	280,874
Hope Bancorp, Inc.	449,306	4,821,053
Horizon Bancorp, Inc.	159,605	2,454,725
Independent Bank Corp.	129,289	8,130,339
Investar Holding Corp.	58,791	1,135,842
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Regional Banks - 23.6% (Continued)
Kearny Financial Corp.	198,496	$1,282,284
Landmark Bancorp, Inc. (b)	16,303	431,051
LCNB Corp.	57,602	836,957
Live Oak Bancshares, Inc.	65,697	1,957,771
MainStreet Bancshares, Inc. (b)	34,219	646,739
Mercantile Bank Corp.	60,342	2,800,472
Metropolitan Bank Holding Corp. (a)	42,969	3,007,830
Mid Penn Bancorp, Inc.	63,017	1,777,079
Middlefield Banc Corp.	18,603	560,136
Midland States Bancorp, Inc.	58,227	1,008,492
MidWestOne Financial Group, Inc.	75,078	2,159,994
MVB Financial Corp.	15,366	346,196
National Bank Holdings Corp. - Class A	134,364	5,053,430
Northeast Community Bancorp, Inc.	75,710	1,759,879
Northfield Bancorp, Inc.	147,145	1,689,225
Northwest Bancshares, Inc.	383,341	4,899,098
Oak Valley Bancorp	25,524	695,274
OceanFirst Financial Corp.	176,479	3,107,795
OFG Bancorp	143,066	6,123,225
Ohio Valley Banc Corp.	10,112	325,910
Old Point Financial Corp.	19,752	775,266
Old Second Bancorp, Inc.	178,125	3,159,937
OP Bancorp	54,576	708,942
Origin Bancorp, Inc.	118,900	4,249,486
Orrstown Financial Services, Inc.	43,771	1,393,231
Pacific Premier Bancorp, Inc.	131,987	2,783,606
Parke Bancorp, Inc.	51,992	1,059,077
PCB Bancorp	64,259	1,348,154
Peapack-Gladstone Financial Corp.	60,836	1,718,617
Penns Woods Bancorp, Inc.	28,624	869,025
Peoples Bancorp of North Carolina, Inc.	34,082	983,266
Peoples Bancorp, Inc.	134,020	4,092,971
Peoples Financial Services Corp.	40,790	2,013,802
Pioneer Bancorp, Inc. (a)	71,782	863,537
Plumas Bancorp	2,810	124,933
Primis Financial Corp.	29,236	317,211
Princeton Bancorp, Inc.	33,833	1,033,260
Provident Financial Holdings, Inc.	29,498	457,219
Provident Financial Services, Inc.	442,035	7,748,874
QCR Holdings, Inc.	70,003	4,753,204
RBB Bancorp	65,973	1,135,395
Red River Bancshares, Inc.	2,500	146,750
Renasant Corp.	247,965	8,909,382
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Regional Banks - 23.6% (Continued)
Republic Bancorp, Inc. - Class A	63,513	$4,643,435
Rhinebeck Bancorp, Inc. (a)	53,858	631,754
Riverview Bancorp, Inc.	111,261	611,935
S&T Bancorp, Inc.	142,430	5,386,703
SB Financial Group, Inc. (b)	43,058	822,408
Shore Bancshares, Inc.	99,276	1,560,619
Sierra Bancorp	76,720	2,277,817
Simmons First National Corp. - Class A	374,312	7,096,955
SmartFinancial, Inc.	71,033	2,399,495
Sound Financial Bancorp, Inc.	6,424	295,504
South Plains Financial, Inc.	88,079	3,174,367
Southern First Bancshares, Inc. (a)	20,173	767,179
Southern Missouri Bancorp, Inc.	24,617	1,348,519
Southern States Bancshares, Inc.	7,807	283,941
Southside Bancshares, Inc.	34,499	1,015,306
Stellar Bancorp, Inc.	185,545	5,191,549
Third Coast Bancshares, Inc. (a)	46,562	1,521,180
Timberland Bancorp, Inc.	53,574	1,671,509
TrustCo Bank Corp. NY	69,773	2,331,814
Union Bankshares, Inc.	400	10,648
United Bancorp, Inc.	1,509	22,635
United Security Bancshares	57,541	497,730
Unity Bancorp, Inc.	41,064	1,933,293
Univest Financial Corp.	105,674	3,174,447
Veritex Holdings, Inc.	228,515	5,964,241
Virginia National Bankshares Corp.	687	25,419
WaFd, Inc.	263,524	7,715,983
WesBanco, Inc.	260,366	8,235,377
Western New England Bancorp, Inc.	97,809	902,777
		346,162,070
Reinsurance - 0.9%
Greenlight Capital Re Ltd. - Class A (a)	129,469	1,860,470
SiriusPoint Ltd. (a)	546,770	11,148,640
		13,009,110
Specialized Finance - 0.5%
Acacia Research Corp. (a)	194,882	697,678
Banco Latinoamericano de Comercio Exterior SA	123,848	4,991,074
SWK Holdings Corp.	57,072	841,241
		6,529,993
Transaction & Payment Processing Services - 0.4%
Paysafe Ltd. (a)	260,934	3,292,987
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Transaction & Payment Processing Services - 0.4% (Continued)
Repay Holdings Corp. (a)	536,092	$2,583,963
		5,876,950
Total Financials		487,947,888

Health Care - 4.2%
Biotechnology - 0.0%(d)
Carisma Therapeutics, Inc. (a)	30,988	12,135
Opus Genetics, Inc. (a)	42,065	39,629
Ovid therapeutics, Inc. (a)	91,234	30,098
Puma Biotechnology, Inc. (a)	38,292	131,342
XBiotech, Inc. (a)(b)	59,326	176,198
		389,402
Health Care Distributors - 0.7%
AdaptHealth Corp. (a)	718,977	6,779,953
Owens & Minor, Inc. (a)	375,508	3,417,123
		10,197,076
Health Care Equipment - 0.4%
FONAR Corp. (a)	22,982	343,811
QuidelOrtho Corp. (a)	150,204	4,328,879
Varex Imaging Corp. (a)	192,650	1,670,276
		6,342,966
Health Care Facilities - 0.6%
Select Medical Holdings Corp.	536,291	8,140,897
		$–
Health Care Services - 1.2%
American Shared Hospital Services (a)	11,924	28,737
Castle Biosciences, Inc. (a)	40,750	832,115
DocGo, Inc. (a)	107,757	169,179
Enhabit, Inc. (a)	209,180	2,016,495
Pediatrix Medical Group, Inc. (a)	309,885	4,446,850
Premier, Inc. - Class A	460,467	10,098,041
		17,591,417
Health Care Supplies - 0.2%
Avanos Medical, Inc. (a)	171,188	2,095,341
OraSure Technologies, Inc. (a)	431,101	1,293,303
		3,388,644
Health Care Technology - 0.5%
CareCloud, Inc. (a)	69,076	163,019
Claritev Corp. (a)	52,638	2,375,553
Teladoc Health, Inc. (a)	578,689	5,040,381
		7,578,953

The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Pharmaceuticals - 0.6%
ALT5 Sigma Corp. (a)(b)	19,339	$140,111
Amphastar Pharmaceuticals, Inc. (a)	85,112	1,954,171
Assertio Holdings, Inc. (a)	223,401	143,245
Pacira BioSciences, Inc. (a)	238,973	5,711,455
SCYNEXIS, Inc. (a)	121,940	82,285
		8,031,267
Total Health Care		61,660,622

Industrials - 15.6%
Aerospace & Defense - 0.4%
Air Industries Group (a)	17,142	57,597
SIFCO Industries, Inc. (a)	6,050	22,567
V2X, Inc. (a)	116,371	5,649,812
		5,729,976
Agricultural & Farm Machinery - 0.2%
Titan International, Inc. (a)	340,270	3,494,573
		$–
Air Freight & Logistics - 0.1%
Radiant Logistics, Inc. (a)	220,647	1,341,534

Building Products - 1.1%
American Woodmark Corp. (a)	75,785	4,044,645
AZZ, Inc.	2,349	221,934
Caesarstone Ltd. (a)	46,823	92,241
JELD-WEN Holding, Inc. (a)	470,322	1,843,662
Masterbrand, Inc. (a)	554,420	6,059,811
Quanex Building Products Corp.	197,908	3,740,461
		16,002,754
Cargo Ground Transportation - 1.7%
ArcBest Corp.	80,239	6,179,205
Covenant Logistics Group, Inc.	173,532	4,183,857
Heartland Express, Inc.	364,645	3,150,533
PAMT CORP (a)	76,911	989,845
Universal Logistics Holdings, Inc.	99,369	2,521,985
Werner Enterprises, Inc.	268,645	7,350,127
		24,375,552
Commercial Printing - 0.3%
Deluxe Corp.	241,047	3,835,058
Ennis, Inc.	17,193	311,881
Quad/Graphics, Inc.	136,744	772,603
		4,919,542

The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Construction & Engineering - 1.5%
Ameresco, Inc. - Class A (a)	108,057	$1,641,386
Concrete Pumping Holdings, Inc.	326,961	2,010,810
Great Lakes Dredge & Dock Corp. (a)	217,820	2,655,226
Limbach Holdings, Inc. (a)	4,812	674,161
NWPX Infrastructure, Inc. (a)	52,946	2,171,315
Orion Group Holdings, Inc. (a)	117,585	1,066,496
Tutor Perini Corp. (a)	239,214	11,190,431
		21,409,825
Construction Machinery & Heavy Transportation Equipment - 0.9%
Commercial Vehicle Group, Inc. (a)	53,821	89,343
Greenbrier Cos., Inc.	167,978	7,735,387
Manitowoc Co., Inc. (a)	197,860	2,378,277
Twin Disc, Inc.	19,989	176,503
Wabash National Corp.	214,775	2,283,058
		12,662,568
Data Processing & Outsourced Services - 0.2%
Conduent, Inc. (a)	950,751	2,509,983
		$–
Diversified Support Services - 0.2%
Civeo Corp.	112,597	2,599,865

Electrical Components & Equipment - 0.2%
Allient, Inc.	50,474	1,832,711
CBAK Energy Technology, Inc. (a)(b)	389,190	459,244
LSI Industries, Inc.	4,574	77,804
Servotronics, Inc. (a)	1,500	70,410
Ultralife Corp. (a)	7,679	68,957
		2,509,126
Environmental & Facilities Services - 0.8%
BrightView Holdings, Inc. (a)	459,088	7,643,815
Enviri Corp. (a)	410,148	3,560,085
		11,203,900
Heavy Electrical Equipment - 0.0%(d)
Broadwind, Inc. (a)	97,221	175,970

Human Resource & Employment Services - 0.8%
Heidrick & Struggles International, Inc.	90,434	4,138,260
Kelly Services, Inc. - Class A	227,053	2,658,791
ManpowerGroup, Inc.	128,288	5,182,835
		11,979,886
Industrial Machinery & Supplies & Components - 1.2%
Eastern Co.	32,375	738,797
Hurco Cos., Inc. (a)	8,838	167,038
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Industrial Machinery & Supplies & Components - 1.2% (Continued)
Hyster-Yale, Inc.	53,389	$2,123,814
Kennametal, Inc.	335,335	7,699,292
L B Foster Co. - Class A (a)	12,685	277,421
Luxfer Holdings PLC	40,984	499,185
Mayville Engineering Co., Inc. (a)	107,986	1,723,457
NN, Inc. (a)	144,129	302,671
Park-Ohio Holdings Corp.	11,357	202,836
Perma-Pipe International Holdings, Inc. (a)	22,012	503,414
Proto Labs, Inc. (a)	103,267	4,134,811
		18,372,736
Marine Transportation - 1.5%
Costamare Bulkers Holdings Ltd. (a)	125,604	1,088,987
Costamare, Inc.	568,615	5,180,083
Genco Shipping & Trading Ltd.	270,969	3,541,565
Golden Ocean Group Ltd. (b)	1,002,029	7,334,852
Pangaea Logistics Solutions Ltd.	411,179	1,932,541
Safe Bulkers, Inc.	633,238	2,285,989
		21,364,017
Office Services & Supplies - 1.0%
ACCO Brands Corp.	505,852	1,810,950
Acme United Corp.	4,221	174,961
MillerKnoll, Inc.	330,351	6,415,416
NL Industries, Inc.	184,970	1,183,808
Steelcase, Inc. - Class A	510,275	5,322,168
Virco Mfg. Corp.	30,121	240,366
		15,147,669
Passenger Airlines - 1.5%
Allegiant Travel Co. (a)	88,180	4,845,491
JetBlue Airways Corp. (a)	1,442,264	6,100,777
SkyWest, Inc. (a)	86,167	8,872,616
Sun Country Airlines Holdings, Inc. (a)	243,194	2,857,529
		22,676,413
Research & Consulting Services - 0.2%
Mistras Group, Inc. (a)	229,687	1,839,793
Resources Connection, Inc.	189,846	1,019,473
		2,859,266
Trading Companies & Distributors - 1.8%
BlueLinx Holdings, Inc. (a)	47,593	3,539,967
Custom Truck One Source, Inc. (a)	133,214	658,077
DNOW, Inc. (a)	474,694	7,039,712
Hudson Technologies, Inc. (a)	75,270	611,192
MRC Global, Inc. (a)	391,376	5,365,765
NPK International, Inc. (a)	418,207	3,558,942
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Trading Companies & Distributors - 1.8% (Continued)
Titan Machinery, Inc. (a)	111,185	$2,202,575
Willis Lease Finance Corp.	27,564	3,935,588
		26,911,818
Total Industrials		228,246,973

Information Technology - 3.3%
Application Software - 0.2%
NetSol Technologies, Inc. (a)	51,208	159,257
Verint Systems, Inc. (a)	162,141	3,189,313
		3,348,570
Communications Equipment - 0.7%
ClearOne, Inc. (a)	1,881	11,079
KVH Industries, Inc. (a)	27,715	147,721
NETGEAR, Inc. (a)	155,332	4,515,501
NetScout Systems, Inc. (a)	7,706	191,186
Network-1 Technologies, Inc.	97,112	118,477
Viasat, Inc. (a)	322,182	4,703,857
		9,687,821
Electronic Equipment & Instruments - 0.1%
Daktronics, Inc. (a)	58,416	883,250

Electronic Manufacturing Services - 1.3%
Benchmark Electronics, Inc.	167,972	6,522,353
Key Tronic Corp. (a)	4,000	11,440
Kimball Electronics, Inc. (a)	97,197	1,869,098
Methode Electronics, Inc.	139,456	1,326,227
TTM Technologies, Inc. (a)	226,217	9,234,178
		18,963,296
Internet Services & Infrastructure - 0.0%(d)
Data Storage Corp. (a)	7,000	24,290

IT Consulting & Other Services - 0.0%(d)
WidePoint Corp. (a)	28,269	96,680
		$–
Semiconductor Materials & Equipment - 0.3%
AXT, Inc. (a)	76,464	159,810
Photronics, Inc. (a)	211,931	3,990,661
Trio-Tech International (a)	37,324	202,296
		4,352,767
Semiconductors - 0.0%(d)
Alpha & Omega Semiconductor Ltd. (a)	5,185	133,047
Magnachip Semiconductor Corp. (a)	24,141	96,081
		229,128

The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Systems Software - 0.0%(d)
Adeia, Inc.	39,217	$554,528

Technology Distributors - 0.3%
Richardson Electronics Ltd./United States	15,725	151,746
ScanSource, Inc. (a)	108,382	4,531,452
		4,683,198
Technology Hardware, Storage & Peripherals - 0.4%
AstroNova, Inc. (a)	2,000	23,180
Eastman Kodak Co. (a)	462,108	2,610,910
Xerox Holdings Corp.	626,678	3,302,593
		5,936,683
Total Information Technology		48,760,211

Materials - 5.8%
Aluminum - 0.9%
Constellium SE (a)	610,041	8,113,546
Kaiser Aluminum Corp.	60,788	4,856,961
		12,970,507
Commodity Chemicals - 1.0%
AdvanSix, Inc.	163,733	3,888,659
Core Molding Technologies, Inc. (a)	44,874	744,460
Koppers Holdings, Inc.	113,317	3,643,141
Kronos Worldwide, Inc.	9,531	59,092
Mativ Holdings, Inc.	339,198	2,313,330
Tronox Holdings PLC	751,113	3,808,143
		14,456,825
Diversified Chemicals - 0.1%
LSB Industries, Inc. (a)	216,713	1,690,361
		$–
Fertilizers & Agricultural Chemicals - 0.2%
American Vanguard Corp.	22,753	89,192
Intrepid Potash, Inc. (a)	65,229	2,330,632
		2,419,824
Gold - 0.3%
Caledonia Mining Corp. PLC	104,838	2,025,470
McEwen Mining, Inc. (a)	228,088	2,191,926
		4,217,396
Paper & Plastic Packaging Products & Materials - 0.1%
Ranpak Holdings Corp. (a)	416,159	1,485,688

Paper Products - 0.3%
Clearwater Paper Corp. (a)	115,440	3,144,586
Magnera Corp. (a)	58,316	704,457
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Paper Products - 0.3% (Continued)
Mercer International, Inc.	114,922	$402,227
		4,251,270
Specialty Chemicals - 0.7%
Alto Ingredients, Inc. (a)	302,559	347,943
Ecovyst, Inc. (a)	378,395	3,114,191
Rayonier Advanced Materials, Inc. (a)	409,562	1,576,814
Stepan Co.	62,105	3,389,691
Valhi, Inc.	142,447	2,301,943
		10,730,582
Steel - 2.2%
Ascent Industries Co. (a)	51,966	655,291
Friedman Industries, Inc.	41,195	682,189
Metallus, Inc. (a)	263,064	4,053,816
Olympic Steel, Inc.	66,786	2,176,556
Ramaco Resources, Inc.	121,062	1,590,755
Ramaco Resources, Inc. - Class B	4,656	38,088
Ryerson Holding Corp.	185,871	4,009,237
SunCoke Energy, Inc.	505,770	4,344,564
Warrior Met Coal, Inc.	216,543	9,924,166
Worthington Steel, Inc.	186,752	5,570,812
		33,045,474
Total Materials		85,267,927

Real Estate - 0.4%
Real Estate Development - 0.1%
AMREP Corp. (a)	48,365	1,012,279
Forestar Group, Inc. (a)	20,579	411,580
		1,423,859
Real Estate Services - 0.3%
Anywhere Real Estate, Inc. (a)	633,303	2,292,557
RE/MAX Holdings, Inc. - Class A (a)	136,756	1,118,664
		3,411,221
Total Real Estate		4,835,080
TOTAL COMMON STOCKS (Cost $1,448,321,886)		1,459,838,391

CONTINGENT VALUE RIGHTS - 0.0%(d)
Communication Systems/Pineapple Holdings (a)(c)	3,750	225
Resolute Forest Products (a)(c)	236,000	68,440
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		68,665

The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

REAL ESTATE INVESTMENT TRUSTS - 0.0%(d)	Shares	Value
Real Estate - 0.0%(d)
Real Estate Operating Companies - 0.0%(d)
Transcontinental Realty Investors, Inc. (a)	1,400	$59,654
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $62,286)		59,654

PREFERRED STOCKS - 0.0%(d)
Industrials - 0.0%(d)
Air Freight & Logistics - 0.0%(d)
Air T Funding, 8.00%, 06/07/2049	529	9,056
TOTAL PREFERRED STOCKS (Cost $11,003)		9,056

WARRANTS - 0.0%(d)	Contracts
Energy - 0.0%(d)
Oil & Gas Drilling — 0.0%(d)
Nabors Industries Ltd., Expires 06/11/2026, Exercise Price $166.67 (a)	5,200	3,432
TOTAL WARRANTS (Cost $0)		3,432

SHORT-TERM INVESTMENTS - 2.0%	Shares
Investments Purchased with Proceeds from Securities Lending - 1.7%
First American Government Obligations Fund - Class X, 4.25% (f)	25,541,856	25,541,856

Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.25% (f)	3,745,581	3,745,581
TOTAL SHORT-TERM INVESTMENTS (Cost $29,287,437)		29,287,437

TOTAL INVESTMENTS - 101.7% (Cost $1,477,682,612)		$1,489,266,635
Liabilities in Excess of Other Assets - (1.7)%		(24,325,556)
TOTAL NET ASSETS - 100.0%		$1,464,941,079

Percentages are stated as a percent of net assets.

AMBAC - American Municipal Bond Assurance Corporation
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $24,095,202.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $68,669 or 0.0% of net assets as of June 30, 2025.

(d)	Represents less than 0.05% of net assets.
(e)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(f)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable
The accompanying notes are an integral part of these financial statements.

BRIDGEWAY ETFs
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2025

	EA Bridgeway Blue Chip ETF	EA Bridgeway Omni Small Cap Value ETF
ASSETS:
Investments, at value (See Note 2)	$276,033,198	$1,489,266,635
Receivable for investments sold	66,723,282	—
Receivable for fund shares sold	20,491,050	2,036,270
Dividends receivable	139,083	1,109,449
Dividend tax reclaims receivable	—	11,332
Security lending income receivable (See Note 4)	—	94,233
Cash	—	4,928
Total assets	363,386,613	1,492,522,847

LIABILITIES:
Payable for investments purchased	65,427,428	1,507,584
Payable for capital shares redeemed	21,299,480	—
Payable to adviser (See Note 3)	32,828	532,328
Payable upon return of securities loaned (See Note 4)	—	25,541,856
Total liabilities	86,759,736	27,581,768
NET ASSETS	$276,626,877	$1,464,941,079

NET ASSETS CONSISTS OF:
Paid-in capital	$202,781,442	$1,515,628,318
Total distributable earnings (accumulated losses)	73,845,435	(50,687,239)
Total net assets	$276,626,877	$1,464,941,079

Net assets	$276,626,877	$1,464,941,079
Shares issued and outstanding(a)	20,131,288	71,941,561
Net asset value per share	$13.74	$20.36

COST:
Investments, at cost	$197,926,068	$1,477,682,612

LOANED SECURITIES:
at value (included in investments)	$—	$24,095,202

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

1

BRIDGEWAY ETFs
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2025

	EA Bridgeway Blue Chip ETF	EA Bridgeway Omni Small Cap Value ETF
INVESTMENT INCOME:
Dividend income	$4,318,544	$32,315,180
Less: Dividend withholding taxes	—	(41,079)
Less: Issuance fees	—	(4,663)
Securities lending income (See Note 4)	—	345,328
Total investment income	4,318,544	32,614,766

EXPENSES:
Investment advisory fee (See Note 3)	337,779	6,500,069
Total expenses	337,779	6,500,069
NET INVESTMENT INCOME (LOSS)	3,980,765	26,114,697

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(6,033,293)	(57,911,956)
In-kind redemptions	27,654,155	165,986,001
Payment from affiliates	—	4,265
Net realized gain (loss)	21,620,862	108,078,310
Net change in unrealized appreciation (depreciation) on:
Investments	8,154,615	(132,006,559)
Net change in unrealized appreciation (depreciation)	8,154,615	(132,006,559)
Net realized and unrealized gain (loss)	29,775,477	(23,928,249)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,756,242	$2,186,448

The accompanying notes are an integral part of these financial statements.

2

BRIDGEWAY ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	EA Bridgeway Blue Chip ETF		EA Bridgeway Omni Small Cap Value ETF
	Year ended June 30, 2025	Year ended June 30, 2024	Year ended June 30, 2025	Year ended June 30, 2024
OPERATIONS:
Net investment income (loss)	$3,980,765	$2,392,675	$26,114,697	$18,783,515
Net realized gain (loss)	21,620,862	25,102,160	108,078,310	114,546,157
Net change in unrealized appreciation (depreciation)	8,154,615	3,736,968	(132,006,559)	11,727,221
Net increase (decrease) in net assets from operations	33,756,242	31,231,803	2,186,448	145,056,893

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(3,101,274)	(2,206,508)	(23,752,300)	(15,734,014)
Total distributions to shareholders	(3,101,274)	(2,206,508)	(23,752,300)	(15,734,014)

CAPITAL TRANSACTIONS:
Shares sold	110,341,878	68,428,906	663,531,585	627,965,070
Shares redeemed	(45,739,985)	(40,348,930)	(449,983,243)	(269,441,835)
ETF transaction fees (See Note 1)	9	13	729	522
Net increase in net assets from capital transactions	64,601,902	28,079,989	213,549,071	358,523,757

NET INCREASE (DECREASE) IN NET ASSETS	95,256,870	57,105,284	191,983,219	487,846,636

NET ASSETS:
Beginning of the year	181,370,007	124,264,723	1,272,957,860	785,111,224
End of the year	$276,626,877	$181,370,007	$1,464,941,079	$1,272,957,860

SHARES TRANSACTIONS
Shares sold	8,550,000	6,200,000	31,600,000	32,150,000
Shares redeemed	(3,450,000)	(3,800,000)	(22,025,000)	(13,850,000)
Total increase (decrease) in shares outstanding	5,100,000	2,400,000	9,575,000	18,300,000

The accompanying notes are an integral part of these financial statements.

3

BRIDGEWAY ETFs
FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:						SUPPLEMENTAL DATA AND RATIOS:
For the year ended	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Net realized gains	Total distributions	ETF transaction fees per share	Net asset value, end of year	Total return	Net assets, end of year (in thousands)	Ratio of expenses to average net assets before expense reimbursement / recoupment	Ratio of expenses to average net assets after expense reimbursement / recoupment	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate(c)
EA Bridgeway Blue Chip ETF
6/30/2025	$12.07	0.23	1.62	1.85	(0.18)	—	(0.18)	0.00(d)	$13.74	15.47%	$276,627	0.15%	0.15%	1.77%	28%
6/30/2024	$9.84	0.19	2.21	2.40	(0.17)	—	(0.17)	0.00(d)	$12.07	24.75%	$181,370	0.15%	0.15%	1.75%	6%
6/30/2023(e)	$12.15	0.20	1.84	2.04	(0.26)	(4.09)	(4.35)	—	$9.84	24.50%	$124,265	0.22%	0.15%	1.90%	12%
6/30/2022	$15.84	0.27	(1.34)	(1.07)	(0.30)	(2.32)	(2.62)	—	$12.15	-9.32%	$326,240	0.23%	0.15%	1.81%	24%
6/30/2021	$13.96	0.31	4.73	5.04	(0.35)	(2.81)	(3.16)	—	$15.84	39.75%	$432,186	0.24%	0.15%	2.07%	7%
EA Bridgeway Omni Small Cap Value ETF
6/30/2025	$20.41	0.38	(0.08)	0.30	(0.35)	—	(0.35)	0.00(d)	$20.36	1.39%	$1,464,941	0.45%	0.45%	1.83%	17%
6/30/2024	$17.82	0.36	2.53	2.89	(0.30)	—	(0.30)	0.00(d)	$20.41	16.27%	$1,272,958	0.47%	0.47%	1.82%	6%
6/30/2023(f)	$19.42	0.37	0.53	0.90	(0.45)	(2.05)	(2.50)	—	$17.82	4.41%	$785,111	0.62%	0.47%	1.93%	45%
6/30/2022	$20.89	0.27	(1.54)	(1.27)	(0.20)	—	(0.20)	—	$19.42	-6.17%	$814,555	0.67%	0.47%	1.26%	30%
6/30/2021	$10.92	0.19	9.95	10.14	(0.17)	—	(0.17)	—	$20.89	93.49%	$853,248	0.69%	0.47%	1.18%	26%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Portfolio turnover rate excludes in-kind transactions.
(d)	Amount represents less than $0.005 per share.
(e)	EA Bridgeway Blue Chip ETF acquired all of the assets and liabilities of the Bridgeway Blue Chip Fund in a reorganization on October 14, 2022.
(f)	EA Bridgeway Omni Small-Cap Value ETF acquired all of the assets and liabilities of the Bridgeway Omni Tax Managed Small-Cap Value Fund in a reorganization on March 10, 2023.
The accompanying notes are an integral part of these financial statements.

4

BRIDGEWAY ETFs
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025

NOTE 1 – ORGANIZATION

EA Bridgeway Blue Chip ETF (“BBLU”) and EA Bridgeway Omni Small-Cap Value ETF (“BSVO”) (individually, a “Fund”, or collectively, the “Funds”) are each a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund is considered diversified under the 1940 Act. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of each Fund.

Ticker	ETF Listing Date	Creation Unit Size	Listing Exchange
BBLU	October 14, 2022	25,000	NYSE Arca, Inc.
BSVO	March 10, 2023	25,000	The Nasdaq Stock Market LLC

The investment objective for each Fund is to:

Fund	Investment Objective
BBLU	seeks to provide long-term total return on capital, primarily through capital appreciation, but also some income.
BSVO	seeks to provide long-term total return on capital, primarily through capital appreciation.

The primary purpose of the reorganizations into the Trust were to provide shareholders the continued benefit of stable and highly regulated investment vehicles in addition to the benefits of tax efficiency.
The reorganizations were accomplished by a tax-free exchange of shares. Fees and expenses incurred to effect the reorganizations were borne by the Sub-Adviser. The Funds are expected to experience the same or lower overall expenses as compared to their respective Predecessor Fund because the Funds have a unitary fee structure under which both operating expenses and management fees are paid.

The reorganizations did not result in a material change to either Predecessor Fund’s investment portfolio as compared to that of the corresponding Fund. There are no material differences in accounting policies of either Predecessor Fund as compared to that of the corresponding Fund. Neither Fund purchased or sold securities following the reorganization for purposes of realigning their investment portfolio.

Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

5

BRIDGEWAY ETFs
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025

The end of the reporting period for each Fund is June 30, 2025, and the period covered by these Notes to Financial Statements is from July 1, 2024 to June 30, 2025 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of each Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by each Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of the current fiscal period, only BSVO held securities that required fair valuation due to unobservable inputs.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on

6

BRIDGEWAY ETFs
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025

models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Funds’ investments as of the current fiscal period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
BBLU
Assets
Common Stocks	$275,612,802	$—	$—	$275,612,802
Money Market Funds	420,396	—	—	420,396
Total Investments	$276,033,198	$—	$—	$276,033,198

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3*	TOTAL
BSVO
Assets
Common Stocks	$1,459,838,387	$—	$4	$1,459,838,391
Contingent Value Rights	—	—	68,665	68,665
Real Estate Investment Trusts	59,654	—	—	59,654
Preferred Stocks	9,056	—	—	9,056
Warrants	—	3,432	—	3,432
Investments Purchased with Proceeds from Securities Lending	25,541,856	—	—	25,541,856
Money Market Funds	3,745,581	—	—	3,745,581
Total Investments	$1,489,194,534	$3,432	$68,669	$1,489,266,635

Refer to the Schedule of Investments for further disaggregation of investment categories.

* Management has determined that the amount of Level 3 securities compared to total net assets is not material to BSVO; therefore, the roll forward of Level 3 securities and assumptions are not shown for the current fiscal period.

During current fiscal period, BBLU did not invest in Level 3 investments nor recognized transfers to/from Level 3.

B.Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any,

7

BRIDGEWAY ETFs
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025

related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from a Funds’ investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

Distributions to shareholders from net investment income and net realized gains on securities normally are declared and paid on an annual basis for each Fund. Distributions are recorded on the ex-dividend date. Each Fund may distribute more frequently, if necessary, for tax purposes.

D.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

E.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

F.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

G.Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the current fiscal period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

H.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in

8

BRIDGEWAY ETFs
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025

which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the current fiscal period end, the following table shows the reclassifications made:

	Distributable Earnings	Paid-in Capital
BBLU	$(26,507,687)	$26,507,687
BSVO	(163,103,910)	163,103,910

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. Per the Advisory Agreement, BBLU and BSVO each pays an annual rate with breakpoints as noted below to the Adviser monthly based on average daily net assets.

Fund	AUM Level	Fee
BBLU	< 3 billion	15 bps
	3 billion to 10 billion	13 bps
	10 billion to 20 billion	12 bps
	> 20 billion	11 bps
BSVO	< 1 billion	47 bps
	1 billion to 2 billion	42 bps
	> 2 billion	40 bps

Bridgeway Capital Management, LLC, serves as a discretionary investment sub-adviser to the Funds. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Funds, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.

NOTE 4 – SECURITIES LENDING

BSVO may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent.

9

BRIDGEWAY ETFs
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025

The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. BSVO receives compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. BSVO continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the BSVO. BSVO has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

During the current fiscal period, BSVO had loaned securities and received cash collateral for the loans. The cash collateral was invested by the Securities Lending Agent in accordance with the Trust-approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. BSVO could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although BSVO are indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to broker for BSVO was as follows:

Values of Securities on Loan	Payment for Collateral received*
$24,095,202	$25,541,856

* The cash collateral received was invested in the First American Money Market Government Obligations Fund as shown on the Schedule of Investments. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the BSVO’s Statements of Operations. Securities lending income earned on collateral investments and recognized by BSVO during the current fiscal period was $345,328.

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the applicable Funds, excluding short-term securities and in-kind transactions for each Fund were as follows:

	Purchases	Sales
BBLU	$66,062,695	$63,797,670
BSVO	465,939,357	237,715,922

10

BRIDGEWAY ETFs
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025

For the current fiscal period, in-kind transactions associated with creations and redemptions for each Fund were as follows:

	Purchases	Sales
BBLU	$107,655,312	$44,916,327
BSVO	430,034,959	437,024,881

There were no purchases or sales of U.S. Government securities during the current fiscal period for any of the respective Funds.

NOTE 6 – TAX INFORMATION

For the current fiscal period, purchases and sales of securities for each Fund, excluding short-term securities and in-kind transactions for each Fund were as follows:

	BBLU	BSVO
Tax cost of Investments	$199,223,132	$1,503,871,125
Gross tax unrealized appreciation	82,590,713	204,625,423
Gross tax unrealized depreciation	(5,780,647)	(219,229,913)
Net tax unrealized appreciation (depreciation)	$76,810,066	$(14,604,490)
Undistributed ordinary income	1,884,024	10,178,567
Undistributed long-term gain	—	—
Total distributable earnings	$1,884,024	$10,178,567
Other accumulated gain (loss)	(4,848,655)	(46,261,316)
Total accumulated gain (loss)	$73,845,435	$(50,687,239)

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the current fiscal period, the Funds did not defer any post-October capital or late-year losses.

At the current fiscal period, each fund had the following capital loss carryforwards that do not expire:

	Unlimited Short-Term	Unlimited Long-Term
BBLU	$(1,248,831)	$(3,599,824)
BSVO	(20,450,998)	(25,810,318)

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by each Fund during the current fiscal period and fiscal year ended June 30, 2024, were as follows:

	Ordinary Income
	Year ended June 30, 2025	Year ended June 30, 2024
BBLU	$3,101,274	$2,206,508
BSVO	23,752,300	15,734,014

11

BRIDGEWAY ETFs
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements

12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
EA Bridgeway Blue Chip ETF,
EA Bridgeway Omni Small-Cap Value ETF and
The Board of Trustees of
EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of EA Bridgeway Blue Chip ETF and EA Bridgeway Omni Small-Cap Value ETF (the “Funds”), each a series of EA Series Trust (the “Trust”), including the schedules of investments, as of June 30, 2025, the related statements of operations for the year ended June 30, 2025, the statements of changes in net assets for each of the two years ended June 30, 2025 and the financial highlights for each of the three years ended June 30, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2025, and the results of their operations, the changes in their net assets and the financial highlights for the periods stated above, in conformity with accounting principles generally accepted in the United States of America.

The financial highlights for each of the two years in the period ended June 30, 2022 have been audited by other auditors, whose report dated August 25, 2022 expressed an unqualified opinion on such financial statement and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1999.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian and brokers or through other appropriate auditing procedures when replies from brokers were unable to be obtained. We believe that our audits provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
August 28, 2025

13

BRIDGEWAY ETFs
FEDERAL TAX INFORMATION

For the current fiscal period, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

BBLU	100.00%
BSVO	96.50%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the current fiscal period was as follows:

BBLU	100.00%
BSVO	94.37%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for each of the Funds was as follows:

BBLU	0.00%
BSVO	0.00%

14

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.

The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in-person on June 5-6, 2025 to consider the approval of the continuation of the Advisory Agreement between the Trust, on behalf of the EA Bridgeway Blue Chip ETF and EA Bridgeway Omni Small-Cap Value ETF (each, a “Fund,” and together, the “Funds”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), as well as to consider the approval of the continuation of the Sub-Advisory Agreement (together with the Advisory Agreement, the “Agreements”) among the Trust, the Adviser, and Bridgeway Capital Management, LLC (the “Sub-Adviser”), each for an additional annual term.

In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed, and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the continuation of the Agreements. In connection with considering the approval of the Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve the continuation of each of the Agreements, the Board considered and reviewed information provided by the Adviser and Sub-Adviser at this meeting and throughout the year, including among other things information about their respective personnel, operations, financial condition, and compliance programs. The Board also reviewed the Agreements. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:

Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services provided by the Adviser to each Fund. In this context, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and each Fund, and arranging service providers for each Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to each Fund, executing all Fund transactions, monitoring compliance with each Fund’s objectives, policies, and restrictions, and carrying out directives of the Board. The Board also considered the services provided by the Adviser in the oversight of the Trust’s administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and Sub-Adviser’s personnel, the experience of the portfolio managers in managing assets, and the adequacy of each of the Adviser’s and the Sub-Adviser’s resources to perform the services provided under the Agreements. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser.

Performance. The Board compared each Fund’s performance to that of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses. The Board noted that the Adviser and the Sub-Adviser have consistently managed each Fund’s portfolio in accordance with the applicable Fund’s stated investment objective and strategies.

EA Bridgeway Blue Chip ETF - The Board noted that for the one-year period ended March 31, 2025, the Fund outperformed the average of its peer group, and for the 2-year period underperformed the average of its peer group.

The Board also considered the Fund’s performance for the period including its predecessor mutual fund. The Board noted that, for the 10-year and since inception periods, the Fund outperformed the S&P 500 Index.

EA Bridgeway Omni Small-Cap Value ETF - For the two-year period, the Fund returned below-average results relative to the average of its peer group, but its results were within the range of the peer group. For the Fund’s one-year period, the Fund underperformed the funds in its peer group. The Board also considered the Fund’s performance for the period including its predecessor mutual fund. The Board noted that, for the 5-year period, the Fund outperformed both the Russell 2000 Value Index and Russell 3000 Index, though the Fund underperformed such benchmarks for the 10-year and since inception periods. The Board also considered how the Fund’s performance compared with a mutual fund managed by the Sub-Adviser that follows a similar strategy as the Fund.

Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services being provided by the Adviser and the Sub-Adviser, respectively. The Board also considered the allocation of fees between the Adviser and the Sub-Adviser.

The Board compared each Fund’s management fee and net expense ratio to those of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses.

EA Bridgeway Blue Chip ETF – The Board noted that the Fund’s management fee and net expense ratio were significantly below the average for the Fund’s peer group.

EA Bridgeway Omni Small-Cap Value ETF – The Board noted that the Fund’s management fee and net expense ratio are above those of the funds in its peer group. The Board considered that the Sub-Adviser manages a mutual fund with a substantially similar strategy and which has the same expense ratio. The Board also considered that the peer group included some of the largest small cap value index funds in the industry which benefit from unusual economies of scale and some of these funds leverage an ETF share class structure unlike the Fund, which may skew the peer group’s results.

The Board considered each Fund’s fee arrangement in which the Adviser is responsible for paying most of a Fund’s operating expenses out of its resources, noting that comparisons with a Fund’s overall expense ratio may be more relevant than comparisons to management fees only.

With respect to the sub-advisory fee, the Board noted that it was payable solely by the Adviser. The Board considered the representations from the Adviser that it does not manage any other accounts that follow a similar strategy. As it relates to the Sub-Adviser, the Board noted that the Sub-Adviser charges its mutual fund a slightly lower management fee for a strategy similar to that of BSVO but that arrangement is not a unitary fee arrangement like the Fund so shareholders incur other operating expenses.

Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to each Fund. The Board reviewed the profit and loss information provided by the Adviser with respect to each Fund and considered the Adviser’s profitability with respect to providing investment advisory services as well as non-advisory services. The Board also reviewed the same type of information provided by the Sub-Adviser. The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to maintain its commitment to each Fund for an additional annual period. The Board also reviewed the costs associated with the personnel, systems, and equipment necessary to manage each Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies.

The Board also considered other expenses of each Fund the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by a Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with each Fund’s securities lending program, litigation expenses and other non-

routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, as well as the Sub-Adviser, who serves as the sponsor of the Funds.

Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Adviser might derive ancillary benefits from each Fund’s operations. In addition, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving each Fund and other series in the Trust.

Economies of Scale. The Board also considered whether economies of scale would be realized by each Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the EA Bridgeway Blue Chip ETF’s current economies of scale are already reflected in its low management fee, and the Board further noted that shareholders will further benefit from fee breakpoints as the Fund grows beyond $3 billion in assets. The Board noted that the EA Bridgeway Omni Small-Cap Value ETF’s advisory fee already contains breakpoints reflective of the Fund’s current economies of scale, and the Board will monitor the Fund for additional growth to determine whether further breakpoints may be appropriate to share additional economies of scale with shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement and Sub-Advisory Agreement for an additional annual term; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement, were fair and reasonable to the Funds. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of each of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies..

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	August 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	August 29, 2025

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	August 29, 2025